Note 28 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
			Asia
	Americas	EMEA	Pacific	IM	Corporate	Consolidated

Year ended December 31, 2023
Revenues	$2,510,002	$726,900	$610,313	$487,457	$469	$4,335,141

Depreciation and amortization	84,725	31,698	12,174	71,429	2,510	202,536

Operating earnings (loss)	174,613	5,483	62,709	103,139	(45,009)	300,935
Equity earnings	2,095	98	-	2,885	-	5,078
Other income, net						841
Interest expense, net						(94,077)
Income tax expense						(68,086)

Net earnings						$144,691

Total assets	$1,898,815	$879,919	$467,122	$2,062,956	$173,314	$5,482,126
Total additions to fixed assets, intangible assets and goodwill	112,953	18,187	28,127	6,334	2,571	168,172
			Asia
	Americas	EMEA	Pacific	IM	Corporate	Consolidated

Year ended December 31, 2022
Revenues	$2,756,345	$715,140	$608,460	$378,881	$661	$4,459,487

Depreciation and amortization	86,927	27,432	11,476	48,543	3,043	177,421

Operating earnings (loss)	254,375	9,891	72,256	37,055	(41,081)	332,496
Equity earnings	1,671	58	-	4,948	-	6,677
Other income, net						(1,032)
Interest expense, net						(48,587)
Income tax expense						(95,010)

Net earnings						$194,544

Total assets	$1,685,753	$857,974	$408,825	$2,101,208	$44,417	$5,098,177
Total additions to fixed assets, intangible assets and goodwill	131,114	237,622	59,759	1,291,202	3,703	1,723,400

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2023	2022
United States
Revenues	$2,362,420	$2,542,270
Total long-lived assets	2,293,362	2,270,468

Canada
Revenues	$432,176	$467,975
Total long-lived assets	110,195	76,071

Euro currency countries
Revenues	$404,158	$411,834
Total long-lived assets	368,198	367,749

Australia
Revenues	$284,471	$277,488
Total long-lived assets	114,754	111,013

United Kingdom
Revenues	$266,487	$218,304
Total long-lived assets	526,669	527,157

China
Revenues	$87,509	$96,222
Total long-lived assets	8,073	7,410

Other
Revenues	$497,920	$445,394
Total long-lived assets	290,862	294,697

Consolidated
Revenues	$4,335,141	$4,459,487
Total long-lived assets	3,712,113	3,654,565